Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating Activities [Abstract]
Net earnings	$ 2,184	$ 2,066	$ 2,024
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	831	819	823
Changes in operating working capital	114	42	(340)
Pension funding	(130)	(160)	(163)
Goodwill impairment, net of tax	508	496	528
Other, net	185	386	181
Net cash provided by operating activities	3,692	3,649	3,053
Investing activities
Capital expenditures	(767)	(678)	(665)
Purchases of businesses, net of cash acquired	(610)	(19)	(187)
Divestitures of businesses	363	3	125
Other, net	(145)	(95)	(79)
Net cash used by investing activities	(1,159)	(789)	(806)
Financing activities
Net increase in short-term borrowings	180	45	348
Proceeds from short-term borrowings greater than three months	2,952	1,530	0
Repayments of short-term borrowings greater than three months	(2,510)	(1,201)	0
Proceeds from long-term debt	1	496	4
Payments of long-term debt	(329)	(521)	(262)
Dividends paid	(1,210)	(1,181)	(1,171)
Purchases of common stock	(1,048)	(1,110)	(797)
Purchase of noncontrolling interests	(574)	(10)	(14)
Other, net	(21)	19	(7)
Net cash used by financing activities	(2,559)	(1,933)	(1,899)
Effect of exchange rate changes on cash and equivalents	(100)	(19)	(33)
Increase (decrease) in cash and equivalents	(126)	908	315
Beginning cash and equivalents	3,275	2,367	2,052
Ending cash and equivalents	3,149	3,275	2,367
Changes in operating working capital
Receivables	(263)	(84)	(536)
Inventories	(132)	83	(49)
Other current assets	59	(32)	19
Accounts payable	294	14	143
Accrued expenses	121	64	91
Income taxes	35	(3)	(8)
Total changes in operating working capital	$ 114	$ 42	$ (340)